General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Salaries and benefits
Salaries and benefits	$ 5,631	$ 5,387	$ 13,442	$ 11,104
Depreciation	320	347	620	684
Professional fees, audit and regulatory	2,648	1,919	4,499	3,505
Business travel	398	736	983	1,091
Business taxes	260	309	882	728
Insurance	492	368	985	882
Other	1,273	1,175	3,136	2,711
General and administrative	$ 11,022	$ 10,241	$ 24,547	$ 20,705